Schedule of Realized Capital Gains (Losses) by Transaction Type (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gain (Loss) on Investments [Line Items]
Impairment write-downs		$ (169)	$ (285)	$ (5,370)
Sales		4,698	(1,548)	19,196
Valuation of equity investments	[1]	43,011	(19,359)
Valuation and settlements of derivative instruments		59,087	638	52,506
Realized capital gains (losses)		$ 106,627	$ (20,554)	$ 66,332

[1]	Includes valuation of equity securities and certain limited partnership interests where the underlying assets are predominately public equity securities.